Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure representing major components of tax expense income [line items]
Investment tax credits		$ 812,100,000
Deferred tax		146,589,000	$ (153,448,000)
Deferred tax assets		534,078,000	649,421,000
Mongolia [member]
Disclosure representing major components of tax expense income [line items]
Increase decrease in deferred tax liability asset		90,100,000
Deferred tax assets		494,000,000	584,200,000
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences		324,600,000	304,100,000
Description of expiry date of temporary differences unused tax losses and unused tax credits	eight years
Deferred tax assets relating to tax losses that expire if not recovered against taxable profits			280,100,000
Additional deferred tax assets			165,900,000
Additional deferred tax assets as result of additional operating losses and accrued but unpaid interest expense			105,600,000
Mongolia [member] | Additional operating losses and accrued but unpaid interest [member]
Disclosure representing major components of tax expense income [line items]
Increase decrease in deferred tax liability asset		97,700,000
Mongolia [member] | Temporary differences fixed assets [member]
Disclosure representing major components of tax expense income [line items]
Increase decrease in deferred tax liability asset		187,800,000
Canada [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets		40,100,000	$ 65,300,000
Canada [member] | Non Capital Losses
Disclosure representing major components of tax expense income [line items]
Deferred tax assets		39,600,000
Canada [member] | Other temporary differences
Disclosure representing major components of tax expense income [line items]
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences		$ 500,000
Description of expiry date of temporary differences unused tax losses and unused tax credits		twenty years
Investment tax credits [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax		$ 0